Disposal of Elite (Details) - Schedule of major classes of income from operations classified as discontinued operations - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Discontinued Operations:
Revenue			$ 20,115,554
Cost of revenues			(19,692,138)
Selling expenses			(1,501,110)
General and administrative expenses			(1,417,608)
Allowance for doubtful accounts and obsolescence stock			(6,721,854)
Other expenses, net			(140,264)
Income tax benefits
Net gain from discontinued operations			37,845,726
Net income (loss) from discontinued operations			$ 28,488,305